RELATED PARTY TRANSACTIONS - Grant of special committee shares to members of special committee of the board (Details) - Class B Common Stock	Aug. 18, 2022 USD ($) director $ / shares shares	Nov. 16, 2021 USD ($) director $ / shares shares
RELATED PARTY TRANSACTIONS
Shares forfeit	5,000
Special Committee Shares
RELATED PARTY TRANSACTIONS
Number of shares granted	15,000
Special Committee Shares | Sponsor
RELATED PARTY TRANSACTIONS
Number of directors and advisors to whom shares granted | director	3	3
Number of shares granted	15,000	15,000
Value of shares granted | $	$ 74,550	$ 74,550
Grant date fair value | $ / shares	$ 4.97	$ 4.97
Excess of fair value of special committee shares | $	$ 74,503	$ 74,503